Intangibles and Other Assets (Footnotes) (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangibles and Other Assets by Major Class [Line Items]
Financing costs, accumulated amortization	$ 20.0	$ 18.8	$ 13.6
Customer Relationships
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	$ 9.0	8.8	8.2
Patents
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization		$ 0.9	$ 0.9